Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Appropriation of earnings	$ (8,668,331)	$ 14,310,735	$ 16,559,193
Dividends per share		$ 2.0	$ 2.5
Legal reserve [member]
Appropriation of earnings	1,697,489	$ 1,697,489	$ 2,203,895
Special reserve [member]
Appropriation of earnings	$ 3,944,915	3,944,915	3,548,844
Cash dividends [member]
Appropriation of earnings		$ 8,668,331	$ 10,806,454